Investment Objectives and Goals	Sep. 30, 2026
ARS Core Equity Portfolio ETF
Prospectus [Line Items]
Risk/Return [Heading]	ARS Core Equity Portfolio ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The ARS Core Equity Portfolio ETF (the “Fund”) seeks to achieve long-term growth of capital and generate current income.
ARS Focused Opportunities Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	ARS Focused Opportunities Strategy ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The ARS Focused Opportunities Strategy ETF (the “Fund”) seeks to achieve long term growth of capital.